2. Basis of Preparation	12 Months Ended
Jun. 30, 2019
Basis Of Preparation
Basis of Preparation

Statement of compliance

The financial report is a general purpose financial report which has been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the International Accounting Standards Board (IASB). Mission NewEnergy Limited is a for-profit entity for the purpose of preparing the financial statements.

These accounting policies have been consistently applied by each entity in the Group and are consistent with those of the previous year.

Basis of measurement

The financial report has been prepared on an accruals basis and is based on historical costs. All amounts shown are in Australian dollars ($A) unless otherwise stated.

Significant matters

Going concern

The Group incurred a net operating profit for the year ended 30 June 2019 of $11,907 (2018: $202,114 loss) and incurred net cash outflows from operating activities before non-recurring RTO fee of $180,315 (2018: $189,859 used). At 30 June 2019 the Group had net a working capital surplus of $6,930 (2018 : $4,926 deficit). At 31 October 2019 the Group had a cash balance of $93,332 and payable liabilities of around $9,050 (excluding leave liability of $153,885, which the employees have agreed not to pay down unless the Group has sufficient cash resources to pay). The Group currently has no source of income and the cash balance is not expected to be exhausted within 12 months based on the 2019/20 forecast profile prepared by management. The Company has been in trading suspension since 25 November 2016 and will likely be removed from the official ASX list on 25 November 2019 if a project or business activity is not in place by this date.

The ability of the Group to continue as a going concern is dependent on identification and completion of a suitable alternate business opportunity.

These conditions indicate a material uncertainty that cast a significant doubt about the Group’s ability to continue as a going concern and, therefore, that it may be unable to realise its assets and discharge its liabilities in the normal course of business.

Management believe there are sufficient funds to meet the Group’s working capital requirements as at the date of this report, and that there are reasonable grounds to believe that the Group will continue as a going concern as a result of a combination of the following reasons:

●	the Group has received confirmation from its employees and Directors that they have forgone all salary entitlements since 1 December 2016 and will not call on their annual leave entitlements until the Group has a clear ability to pay; and

●	management expects the cash to be able to fund the organisation until a suitable alternate business opportunity is identified and completed.

Should the Group not be able to continue as a going concern, it may be required to realise its assets and discharge its liabilities other than in the ordinary course of business, and at amounts that differ from those stated in the financial statements. The financial report does not include any adjustment relating to the recoverability and classification of recorded assets or liabilities that might be necessary should the entity note continue as a going concern.

Carrying value of investment in associate

The Group owns 100% of M2 Capital Sdn Bhd, a Malaysian subsidiary, which owns a 20% stake in FGV Green Energy Sdn Bhd (FGVGE), a refinery joint venture company (see note 15). This project has stalled and the asset is mothballed. FGVGE borrowed money from FGV Capital Sdn Bhd in 2015 as part proceeds to acquire the refinery. FGV Capital Sdn Bhd have terminated the loan facility on 24 June 2019, which is now immediately due and payable. The Board of FGVGE have met and declared an inability to repay this loan and FGVGE has impaired the carrying value of the asset during the financial year. Under the terms of the loan agreement, FGV Capital have full security over the refinery asset in the event of a default.

MBT and its subsidiaries have no obligation, financial or otherwise, to meet any capital shortfall requirements of FGVGE.

The Group’s investment in associate which is fully impaired (2018: fully impaired), please refer to note 15 and 16 for further information.

Goods and Services Tax (GST)

Revenues, expenses and assets are recognised net of the amount of GST, except where the amount of GST incurred is not recoverable from the Australian Tax Office. In these circumstances the GST is recognised as part of the cost of acquisition of the asset or as part of an item of the expense. Receivables and payables in the statement of financial position are shown inclusive of GST

Functional and Presentation currency

The consolidated financial statements are presented in Australian Dollars. The functional currencies of the operating units are as follows:

●	Malaysian investments (20% investment in Associate) - Malaysian Ringgit

●	Other – Australian Dollar.

The Board of Directors approved this financial report on 4 November 2019.